Operations	12 Months Ended
Dec. 31, 2022
Disclosure of joint operations [abstract]
Operations	OPERATIONS
Azul S.A. (“Azul” or “Company”) is a corporation governed by its bylaws, as per Law No. 6404/76 and by the corporate governance level 2 listing regulation of B3 S.A. – Brasil, Bolsa, Balcão (“B3”). The Company was incorporated on January 3, 2008, and its core business comprises the operation of regular and non-regular airline passenger services, cargo or mail, passenger charter, provision of maintenance and hangarage services for aircraft, engines, parts and pieces, aircraft acquisition and lease, development of frequent-flyer programs, development of related activities and equity holding in other companies since the beginning of its operations on December 15, 2008.
The Company carries out its activities through its subsidiaries, mainly Azul Linhas Aéreas Brasileiras S.A. (“ALAB”) and Azul Conecta Ltda. (“Conecta”), which hold authorization from government authorities to operate as airlines.
The Company’s shares are traded on B3 and on the New York Stock Exchange (“NYSE”) under tickers AZUL4 and AZUL, respectively.
The Company is headquartered at Avenida Marcos Penteado de Ulhôa Rodrigues, 939, 8th floor, in the city of Barueri, state of São Paulo, Brazil.
1.1     Organizational structure
The Company and its subsidiaries organizational consolidation structure as of December 31, 2022 is as follows:
The table below lists the operational activities in which the Company’s subsidiaries are engaged, as well as the changes in ownership that occurred in the year, when applicable.

				% Equity interest
				December 31,
Company	Type of investment	Main activity	Country	2022	2021

IntelAzul S.A. (*)	Direct	Frequent-flyer program	Brazil	100.0%	100.0%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	Brazil	100.0%	100.0%
Azul Conecta Ltda. (Conecta)	Indirect	Airline operations	Brazil	100.0%	100.0%
ATS Viagens e Turismo Ltda.	Indirect	Travel packages	Brazil	99.9%	99.9%
Cruzeiro Participações S.A.	Indirect	Holding of equity interests in other companies	Brazil	99.9%	99.9%
Azul Investments LLP	Indirect	Funding	USA	100.0%	100.0%
Azul SOL LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Azul Finance LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Azul Finance 2 LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Blue Sabiá LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Canela Investments LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Canela Turbo Three LLC	Indirect	Aircraft financing	USA	100.0%	100.0%
Azul Saira LLC	Indirect	Aircraft financing	USA	100.0%	100.0%

(*) The Extraordinary General Meeting (“EGM”) held on March 18, 2022 approved the change of name from Tudo Azul S.A. to IntelAzul S.A.
1.2    Impacts of the COVID-19 pandemic
Management has been closely monitoring the developments related to the COVID-19 pandemic, assessing the impact on its business and prioritizing the well-being and health of its crew and customers.
During the COVID-19 pandemic, the Company’s management adopted strict measures to preserve cash, especially the postponement of lease and supplier payments, freezing of contracts, suspension of projects that contained non-essential expenditures, and continuous search for opportunities to reduce costs and to raise funds in the capital market, seeking the economic and financial equilibrium among all stakeholders.
As COVID-19 cases have decreased significantly and operations were resumed, the demand for the Company’s services rapidly recovered and today both capacity and fares are already at pre-pandemic levels.
Operating cash generation is again positive; thus, we resumed payments of leases and suppliers. The Company continues to diligently manage its cash to ensure compliance with the obligations assumed through the operation of the most comprehensive network in the country, connecting more than 158 destinations.
1.3     Impacts caused by the Russian invasion of Ukraine
Recent global developments related to the Russian invasion of Ukraine have led to the sharp increase in Brent oil prices during the year ended December 31, 2022, with a direct impact on fuel costs.
To mitigate such effects, the Company had, on December 31, 2022, fuel term contracts (note 21.2).
1.4    Capital structure and net working capital
The Company's Management, together with the Board of Directors, constantly monitors the Company's liquidity position and cash projections, as well as any factors that may affect the ability to generate revenue and the Company's ability to honor the financial commitments assumed.
The variation in consolidated net working capital and equity is presented below:

	December 31,		December 31,
Description	2022	2021	Variation	2020	Variation

Net working capital	(10,184,169)	(5,863,917)	(4,320,252)	(4,795,208)	(1,068,709)
Equity	(19,007,500)	(18,333,003)	(674,497)	(14,148,750)	(4,184,253)
The variation in the working capital is mainly due to the resumption of the Company’s operations in view of the increase in demand and payment of obligations that had been postponed during the COVID-19 pandemic, as detailed below:
•decrease of R$2,405,451 in cash and cash equivalents, as a result of the following actions:
(a) payments of loans, financing and leases in the amount of R$3,591,763;
(b) acquisitions of property and equipment and intangible assets in the amount of R$1,451,057;
(c) operating cash generation of R$2,437,315;
(d) cash inflows from borrowings in the amount of R$200,000 and sales of assets and sale and leaseback operations of R$840,005; and
(e) extension of the average term for payments to suppliers, resulting in no increase in the amounts of:
•“Suppliers” in the amount of R$902,363 and
•“Reverse factoring” in the amount of R$749,658, which was fully settled prior to the date of issuance of the financial statement.
•increase in short-term loans, financing and leases caused by new aircraft received and transfers from noncurrent to current at amounts above those paid in the same period.
The increase in the negative position of shareholders' equity is due to the net loss recorded by the Company in the year ended December 31, 2022 in the amount of R$722,367. Despite operating income having increased from the previous year by R$1,374,760, this was not enough to offset net financial expenses of R$2,151,922.
Management has been making continuous efforts to ensure the Company's operational continuity. In the period between the end of the year and the issuance of these financial statements, the Company initiated several negotiations with lessors seeking to reduce leasing obligations by strengthening the partnerships established over the years with these stakeholders.
Pursuant to a material fact disclosed by the Company on March 5, 2023, commercial agreements were entered into with lessors representing more than 90% of our lease liabilities, subject to certain conditions and corporate approvals being.
These agreements represent a significant part of a comprehensive plan that aims to strengthen Azul's cash generation and improve its capital structure, in addition to delivering 100% of previously agreed amounts to lessors, through a combination of long-term debt and equity priced on a restructured balance sheet.
Based on these agreements, the lessors will reduce Azul's lease payments to eliminate differences negotiated during the Covid-19 pandemic, as well as the difference between Azul's contractual lease rates and current market rates. In exchange, the lessors will receive a negotiable bond maturing in 2030 and shares in Azul.

Management performed an evaluation and concluded that the Company is able to continue as a going concern and meet its obligations as they fall due. This evaluation is based on the Company's business plan approved by the Board of Directors on December 8, 2022. The business plan includes future actions, macroeconomic and aviation sector assumptions, such as: recovery in demand for air transport, estimates of exchange rates and fuel prices. The Company's Management monitors and informs the Board of Directors about the performance achieved in relation to the approved plan.
Based on this conclusion, these consolidated financial statements have been prepared on a going concern basis.
1.5    Acceleration of fleet transformation
In 2019, the Company’s management approved the Embraer E195 phase-out plan (“E1”). On the same date, the Company signed letters of intent for the sublease of these assets to other air operators. The change in the intended use of the aircraft triggered an impairment review that resulted in the recognition of an impairment charge to these assets of R$2,075,582 and the recognition of an onerous contract of R$821,751 at that time.
During the years ended December 31, 2022, 2021 and 2020 there were partial reversals of the impairment and onerous contracts in the amount of R$1,102,791, R$1,075,682 and R$757,554, respectively, resulting from the Management’s decision to definitively resume operations of these assets, considering changes in the position of other operators due to the economic consequences of the COVID-19 pandemic.
As of December 31, 2022, the provision for impairment of E1s corresponds to a total of 8 aircraft (28 aircraft as of December 31, 2021). Also refer to the letters of intent from Breeze Aviation Group (note 25.4).
The main assumptions used in the analysis included:
•Sublease revenue;
•Estimated period for start of the sublease contracts;
•Aircraft delivery and maintenance costs;
•Residual value for own aircraft at the end of sublease contracts;
•Exchange rates; and
•Discount rates.
1.5.1    Breakdown of balances of provision for impairment and onerous contracts

	December 31,
Description	2022	2021

Provision for impairment of of right-of-use assets	(110,349)	(605,651)
Provision for impairment of property and equipment	(279,077)	(294,490)
Provision for impairment of other assets	—	(12,013)
Total provision for impairment of Company assets	(389,426)	(912,154)

Provision for onerous contracts	—	(693,407)

Total	(389,426)	(1,605,561)
1.5.2    Movement of the provision for impairment and onerous contracts

Description	Impairment of assets	Onerous contracts	Total

At December 31, 2020	(1,218,548)	(1,340,522)	(2,559,070)
Reversals (additions), net	306,394	769,288	1,075,682
Consumption	—	188,842	188,842
Interest incurred	—	(156,516)	(156,516)
Foreign currency exchange	—	(103,858)	(103,858)
Initial recognition of sublease	—	(50,641)	(50,641)
At December 31, 2021	(912,154)	(693,407)	(1,605,561)

Reversals (additions), net	516,157	586,634	1,102,791
Consumption	—	178,126	178,126
Interest incurred	—	(100,975)	(100,975)
Foreign currency exchange	—	29,622	29,622
Transfers	6,571	—	6,571
At December 31, 2022	(389,426)	—	(389,426)
1.6    Seasonality
The Company’s operating revenues depend substantially on the general volume of passenger and cargo traffic, which is subject to seasonal changes. Our passenger revenues are generally higher during the summer and winter holidays, in January and July respectively, and in the last two weeks of December, which corresponds to the holiday season. Considering the distribution of fixed costs, this seasonality tends to cause variations in operating results between the quarters of the fiscal year. It should be noted that the COVID-19 pandemic impacted the behavior related to the frequency of travels of the Company’s customers, which may affect the usual business seasonality.